Share Purchase and Option Plans	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Share Purchase and Option Plans [Abstract]
Share Purchase and Option Plans

9. Equity-Based Compensation

We account for equity-based payments, including grants of employee stock options, restricted stock and other equity-based awards, in accordance with ASC 718, Compensation—Stock Compensation, which requires that equity-based payments (to the extent they are compensatory) be recognized in our results of operations based on their fair values and the estimated number of securities we ultimately expect will vest. We utilize the Option-Pricing Method to estimate the fair value of our equity awards. All equity-based payments are based upon equity issued by a parent company of Infor, Inc. Pursuant to applicable FASB guidance related to equity-based awards, we have reflected equity-based compensation expense related to our parent company’s equity grants within our results of operations with an offset to additional paid-in capital.

The following table presents the equity-based compensation expense recognized in our Condensed Consolidated Statements of Operations, by category, for the periods indicated:

	Three Months Ended		Six Months Ended
	October 31,		October 31,
(in millions)	2015	2014	2015	2014

Cost of software license fees and subscriptions	$-	$0.2	$-	$0.2
Cost of product updates and support fees	-	0.2	0.1	0.6
Cost of consulting services and other fees	-	0.3	-	0.3
Sales and marketing	0.4	1.7	0.7	3.5
Research and development	0.3	1.1	0.6	2.6
General and administrative	1.2	2.3	1.8	5.8
Total	$1.9	$5.8	$3.2	$13.0

16.    Share Purchase and Option Plans

Infor Class C Management Incentive Units

On May 31, 2012, Infor Enterprise granted to certain employees of Infor 10.4 million equity awards, primarily Management Incentive Units (MIUs), pursuant to the Infor Enterprise Applications, LP Agreement of Limited Partnership (Infor Enterprise Agreement) and certain MIU agreements. These MIUs are for Class C non-voting units. The Class C MIUs were granted as of May 31, 2012, with vesting schedules ranging from immediate vesting to three years of service. The Class C MIUs were issued in exchange for employees existing equity interests in both Infor and Infor Global Solutions discussed below. As a result, the majority of these other equity-based awards were cancelled during fiscal 2012. In accordance with applicable FASB guidance, the concurrent grant of the Class C MIUs and cancellation of the existing equity interests were treated as a modification.

Under the provisions of the Infor Enterprise Agreement and MIU agreements, if employees are no longer employed by Infor or any of its subsidiaries for any reason (including, but not limited to, death or disability), all unvested Class C MIUs held by such employee shall automatically expire and be forfeited to Infor. For grants to certain employees, Infor has the ability to repurchase applicable MIUs pursuant to the award’s provisions upon their termination of employment with Infor. The repurchase commences upon the later of 1) the termination date and 2) the 181st day following the date upon which the MIUs that are subject to such repurchase have become vested. Infor may elect to repurchase all or any portion of the applicable MIUs, in the event of the employee’s termination for cause, participation in a competitive activity or resignation, at a price equal to the lower of the original cost or the fair market value of the MIUs being repurchased. If the employee leaves Infor under any other circumstances, such as through involuntary termination, without cause or upon death, the repurchase option is for fair market value, defined in the Infor Enterprise Agreement as the amount to which the holder of the applicable MIUs would be entitled to receive if the Company’s assets were liquidated in accordance with the Infor Enterprise Agreement (as in effect immediately prior to such liquidation) and applicable law, and the proceeds of such liquidation were applied and distributed pursuant to Infor Enterprise Agreement (as in effect immediately prior to such liquidation).

This repurchase feature in certain Class C MIUs granted to employees, as noted above, functions as an in-substance forfeiture provision which precludes recognition of compensation cost for accounting purposes until such repurchase features are removed upon an employee termination event or change in control as defined in the Infor Enterprise Agreement. No compensation expense is recognized until the repurchase features lapse. Of the 10.4 million MIUs granted on May 31, 2012, 4.4 million were issued with the repurchase feature and do not have corresponding equity compensation expense recognized, except to the extent discussed below related to modifications of certain of these awards which in effect made such awards probable of vesting. The remaining 6.0 million MIUs granted did not include the repurchase feature and we recognized applicable equity compensation expense in fiscal 2015, 2014 and 2013, accordingly.

During fiscal 2013, certain of our parent company’s Class C MIU grants without repurchase features that had been classified as equity awards were modified to allow for a cash settlement option at other than fair value, which caused these grants to be classified as liability awards at the parent company.  Accordingly, we recorded incremental equity compensation expense in fiscal 2013 to recognize the fair value of the awards.  A portion of these grants were further modified in fiscal 2014 to adjust the timing of the settlement options and to change the manner of calculating the settlement amount of one tranche from other than fair value to a premium over fair value repurchase.  The change in the settlement amount calculation caused the related grants to revert to being classified as equity awards other than the premium, which retained liability accounting treatment at the parent company.  In fiscal 2015, the other tranches of the put feature were modified to change the manner of calculating the settlement amount from other than fair value to a premium over fair value purchase.  Correspondingly, this change caused the related grants to revert to being classified as equity awards other than the premium, which retained liability accounting treatment at the parent company. We have recorded incremental equity compensation expense of $2.0 million, $11.5 million and $8.5 million in fiscal 2015, 2014 and 2013, respectively, related to these modified grants.

In addition, during fiscal 2014, several of our parent company’s Class C MIU grants were modified to allow for a cash settlement option.  A portion of these grants are subject to the repurchase features that function as in-substance forfeiture provisions, as described above.  The addition of a cash settlement option effectively made these awards probable of vesting, resulting in equity compensation expense being recognized for the first time on the related modified grants and causing these grants to change to liability awards at the parent company.  The remaining grants which are not subject to repurchase features remain classified as equity awards at the parent company.  We have recorded incremental equity compensation expense of $8.7 million and $7.0 million in fiscal 2015 and 2014, respectively, related to these modified grants.

During fiscal 2015, we granted approximately 0.6 million Class C MIU’s and approximately 0.2 million Class C MIU’s were forfeited and less than 0.1 million were repurchased by the Company.

During fiscal 2014, we granted approximately 1.4 million Class C MIU’s and approximately 0.3 million Class C MIU’s were forfeited and no shares were repurchased by the Company.

During fiscal 2013, we granted approximately 0.5 million Class C MIU’s and approximately 1.2 million Class C MIU’s were forfeited and 0.3 million were repurchased by the Company.

The following table summarizes Class C MIU activity for fiscal 2015, 2014 and 2013:

		Weighted
		Average
	Number of	Grant Date
(in thousands, except fair value amounts)	Class C MIUs	Fair Value
Non-vested, May 31, 2012	5,915	$3.53
Granted	455	$4.96
Cancelled	(1,156)	$3.72
Vested	(713)	$3.53
Non-vested, May 31, 2013	4,501	$3.63
Granted	1,399	$7.29
Cancelled	(279)	$4.39
Vested	(2,777)	$3.66
Non-vested, May 31, 2014	2,844	$5.24
Granted	591	$7.56
Cancelled	(155)	$5.20
Vested	(1,734)	$4.31
Non-vested, April 30, 2015	1,546	$7.19

This table reflects the legal vesting of the awards.  As noted above certain of the awards are subject to a repurchase feature, which functions as an in-substance forfeiture provision, so these awards are not considered to have vested for accounting purposes. Total unrecognized Class C MIU compensation expense at April 30, 2015, was $27.5 million. The aggregate intrinsic value related to the unvested Class C MIUs was approximately $28.2 million as of April 30, 2015. The weighted average remaining contractual life of the Class C MIUs was 2.7 years as of April 30, 2015.

Other Infor Equity Grants

 In addition to the Class C MIUs discussed above, Infor has other outstanding equity awards issued by certain affiliates of the Company.  These awards include MIUs issued by SoftBrands Holdings LLC, an affiliate of the parent company of Infor (SoftBrands MIUs) to certain employees as authorized by its Amended and Restated Limited Liability Company Agreement dated October 1, 2010 (the SoftBrands Plan); and Class Y restricted shares issued under the Infor Global Solutions 2006 Share Purchase and Option Plan, as amended, (the 2006 Plan).  In conjunction with the May 31, 2012 grant of the Class C MIUs discussed above, the majority of the outstanding SoftBrands MIUs and Class Y restricted shares were cancelled.  No other grants are to be made under the SoftBrands Plan or the 2006 Plan.  The remaining SoftBrands MIUs and Class Y restricted shares were fully vested as of May 31, 2014.  As of April 30, 2015, 1.6 million and 5.1 million SoftBrands MIUs and Class Y restricted shares were outstanding, respectively.